Share-Based Compensation - Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 43,627,000	$ 47,100,000	$ 49,507,000
Less: income tax benefit	10,394,000	11,035,000	10,703,000
Share-based compensation expense, after tax	33,233,000	36,065,000	38,804,000
Excess tax benefit realized for the tax deductions of share-based arrangements	0	1,300,000	2,700,000
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	4,317,000	3,296,000	2,577,000
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	6,691,000	7,484,000	6,504,000
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	12,122,000	14,495,000	16,076,000
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 20,497,000	$ 21,825,000	$ 24,350,000